Property, Equipment, Goodwill, Intangible Assets And Lease - Additional Information (Detail) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Average pre-tax discount rate applied to cash flow projections		1322.00%
Rent expense from short-term leases and low-value assets	R$ 1,523	R$ 1,746
Rent expense on lease liabilities	R$ 7,853	R$ 9,225